SCHEDULE OF CONTRACT LIABILITIES (Details) - Nonrelated Party [Member] - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	$ 78,996	$ 17,592
Additions		88,354
Recognized to revenue from the beginning balance	(79,283)	(17,668)
Recognized to revenue during the year		(8,802)
Exchange adjustment	287	(480)
Balance at end of the year		$ 78,996